CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 207,473	$ 150,571
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	127,023	113,238
Operating expenses	15,841	20,039
Research and Development	5,436
Depreciation	10,377	1,927
Amortization	20,655	2,354
Total costs and expenses	179,332	137,558
Operating income	28,141	13,013
Other expenses
Interest expense, net of interest income	25,655	1,546
Loss on extinguishment of debt	0
Total other expenses	25,655	1,546
(Loss) income from operations before tax	2,486	11,467
Income tax provision	2,017	3,978
Net (loss) income	469	7,489
Foreign currency translation	(873)	1
Comprehensive (loss) income	$ (404)	$ 7,490
Earnings per share
Basic (in dollars per share)	$ 0.01	$ 0.11
Diluted (in dollars per share)	$ 0.01	$ 0.11
Weighted average common shares outstanding
Basic (in shares)	65,623	65,910
Diluted (in shares)	66,492	67,370